Net income per ordinary share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net Income (Loss)	¥ 1,620,992	$ 231,798	¥ 1,275,348	¥ 737,137
Denominator:
Weighted average number of ordinary shares outstanding (for basic calculation)	415,609,839	415,609,839	413,681,482	405,628,647
Effect of dilutive share-based awards	3,687,459	3,687,459	3,547,756	9,194,655
Weighted average number of ordinary shares and dilutive potential ordinary shares outstanding (for diluted calculation)	419,297,298	419,297,298	417,229,238	414,823,302
Basic net income per ordinary share (in RMB) | (per share)	¥ 3.9	$ 0.56	¥ 3.08	¥ 1.82
Diluted net income per ordinary share (in RMB) | (per share)	¥ 3.87	$ 0.55	¥ 3.06	¥ 1.78